Financial risk management - Summary of Gross Carrying Amount For Loans At Amortized Cost Based On Credit Ratings (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Disclosure of credit risk exposure [line items]
Exposure to credit risk of loans	¥ 3,020,544	¥ 22,435,594
Banking Business in Financial Services Segment Normal [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk of loans		3,779,876
Banking Business in Financial Services Segment Normal [Member] | 12-month expected credit losses [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk of loans		3,779,029
Banking Business in Financial Services Segment Normal [Member] | Lifetime expected credit losses [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk of loans		847
Banking Business In Financial Services Segment Other Than Normal [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk of loans		5,145
Banking Business In Financial Services Segment Other Than Normal [Member] | 12-month expected credit losses [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk of loans		2,400
Banking Business In Financial Services Segment Other Than Normal [Member] | Lifetime expected credit losses [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk of loans		2,745
Housing Loan [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk of loans		3,763,747
Housing Loan [Member] | Banking Business in Financial Services Segment Normal [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk of loans		3,758,693
Housing Loan [Member] | Banking Business in Financial Services Segment Normal [Member] | 12-month expected credit losses [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk of loans		3,758,168
Housing Loan [Member] | Banking Business in Financial Services Segment Normal [Member] | Lifetime expected credit losses [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk of loans		525
Housing Loan [Member] | Banking Business In Financial Services Segment Other Than Normal [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk of loans		5,054
Housing Loan [Member] | Banking Business In Financial Services Segment Other Than Normal [Member] | 12-month expected credit losses [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk of loans		2,393
Housing Loan [Member] | Banking Business In Financial Services Segment Other Than Normal [Member] | Lifetime expected credit losses [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk of loans		2,661
Other Loan [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk of loans		21,274
Other Loan [Member] | Banking Business in Financial Services Segment Normal [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk of loans		21,183
Other Loan [Member] | Banking Business in Financial Services Segment Normal [Member] | 12-month expected credit losses [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk of loans		20,861
Other Loan [Member] | Banking Business in Financial Services Segment Normal [Member] | Lifetime expected credit losses [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk of loans		322
Other Loan [Member] | Banking Business In Financial Services Segment Other Than Normal [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk of loans		91
Other Loan [Member] | Banking Business In Financial Services Segment Other Than Normal [Member] | 12-month expected credit losses [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk of loans		7
Other Loan [Member] | Banking Business In Financial Services Segment Other Than Normal [Member] | Lifetime expected credit losses [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk of loans		84
Total Loans [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk of loans		¥ 3,785,021